Property, Plant and Equipment (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) m²	Dec. 31, 2020 USD ($)
Property, Plant and Equipment (Details) [Line Items]
Area of capitalized leasing rights from israel land administration | m²	16,880
Lease period with israel land administration	2058
Extension option for lease with israel land administration	49 years
Machinery [member]
Property, Plant and Equipment (Details) [Line Items]
Cost of facilities, machinery and equipment | $	$ 775	$ 746